GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

  June 30, 2020

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	$(415,677)	$781,523	3-10
Developed Technology	4,595,600	(1,361,663)	3,233,937	9
Film Library	957,000	(141,000)	816,000	11
Trademarks and Tradenames	132,000	(20,927)	111,073	12
Favorable leases	95,000	(33,920)	61,080	3
	6,976,800	(1,973,187)	5,003,613

Goodwill	$1,050,366	$—	$1,050,366	—

 December 31, 2019

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	$(364,383)	$832,817	3-10
Developed Technology	4,595,600	(1,106,351)	3,489,249	9
Film Library	957,000	(104,900)	852,100	11
Trademarks and Tradenames	132,000	(15,123)	116,877	12
Favorable leases	95,000	(16,960)	78,040	3
	6,976,800	(2,707,717)	5,369,083

Goodwill	$1,050,366	$—	$1,050,366	—

 December 31, 2019

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	(364,383)	832,817	3-10
Developed Technology	$4,595,600	(1,106,351)	3,489,249	9
Film Library	$957,000	(104,900)	852,100	11
Trademarks and Tradenames	$132,000	(15,123)	116,877	12
Favorable leases	$95,000	(16,960)	78,040	3
	$6,976,800	(2,707,717)	5,369,083

Goodwill	$1,050,366	—	1,050,366	—

December 31, 2018

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,947,200	(1,374,933)	572,267	3-10
Developed Technology	$6,105,600	(1,059,070)	5,046,530	9
Film Library	$957,000	(32,700)	924,300	11
Trademarks and Tradenames	$132,000	(3,515)	128,485	12
	$9,141,800	(2,470,218)	6,671,582

Goodwill	$924,361	—	924,361	—

Amortization of intangible assets
2020
2020	$356,961
2021	732,431
2022	732,431
2023	729,063
2024	712,079
Thereafter	1,740,648
$5,003,613

	2020	2021	2022	2023	2024	Beyond
Customer Base	103,455	103,455	103,455	103,455	103,455	315,542
Developed Technology	510,624	510,624	510,624	510,624	510,624	936,129
Film Library	87,000	87,000	87,000	87,000	87,000	417,100
Trademarks and Tradenames	11,000	11,000	11,000	11,000	11,000	61,877
Favorable Leases	20,352	20,352	20,352	16,984	—	—
	732,431	732,431	732,431	729,063	712,079	1,730,648